Closure and Rehabilitation Provisions - Additional Information (Detail) - Closure and rehabilitation provisions [Member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of other provisions [Line Items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement	$ 132	$ 127
Percentage of reasonably possible decrease in real discount rates	0.50%
Increase in closure and rehabilitation provision due to reasonably possible decrease in real discount rates	$ 604
Increase in depreciation expense due to reasonably possible decrease in real discount rates	$ 46
Bottom of range [Member]
Disclosure of other provisions [Line Items]
Remaining production life	2 years
Top of range [Member]
Disclosure of other provisions [Line Items]
Remaining production life	127 years
Weighted average [Member]
Disclosure of other provisions [Line Items]
Remaining production life	29 years
Closed sites [Member]
Disclosure of other provisions [Line Items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement	$ (21)	$ 33	$ 18
Increase in income statement charge due to reasonably possible decrease in real discount rates	80
Operating sites [Member]
Disclosure of other provisions [Line Items]
Increase in property, plant and equipment due to reasonably possible decrease in real discount rates	$ 524